STOCK-BASED COMPENSATION PLAN - Schedule of Share-based Payment Arrangement, Option and RSU Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options Outstanding
Options outstanding at beginning of period (in shares)	5,732,422	3,099,438
Options granted (in shares)	1,454,549	3,271,856
Options exercised (in shares)	(2,496,070)	(108,999)
Options forfeited (in shares)	(894,371)	(529,873)
Options outstanding at end of period (in shares)	3,796,530	5,732,422	3,099,438
Options vested and exercisable (in shares)	1,827,374	2,825,238
Weighted average exercise price
Weighted average exercise price of options outstanding at beginning of period (in USD per share)	$ 0.30	$ 0.25
Weighted average exercise price of options granted (in USD per share)	1.75	0.33
Weighted average exercise price of options exercised (in USD per share)	0.27	0.06
Weighted average exercise price of options forfeited (in USD per share)	0.46	0.29
Weighted average exercise price of options outstanding at end of period (in USD per share)	0.83	0.30	$ 0.25
Weighted average exercise price of options vested and exercisable (in USD per share)	$ 0.31	$ 0.26
Options, Additional Disclosures
Weighted average remaining contractual term of options outstanding	8 years 29 days	8 years 2 months 23 days	7 years 9 months 25 days
Weighted average remaining contractual term of options vested and exercisable	7 years 2 months 12 days	7 years 2 months 15 days
Aggregate intrinsic value of options outstanding	$ 40,274	$ 4,333	$ 821
Aggregate intrinsic value of options vested and exercisable	$ 20,337	$ 2,215
Previously Reported
Options Outstanding
Options outstanding at beginning of period (in shares)		2,104,223
Options outstanding at end of period (in shares)			2,104,223
Weighted average exercise price
Weighted average exercise price of options outstanding at beginning of period (in USD per share)		$ 0.37
Weighted average exercise price of options outstanding at end of period (in USD per share)			$ 0.37
Options, Additional Disclosures
Weighted average remaining contractual term of options outstanding			7 years 9 months 25 days
Aggregate intrinsic value of options outstanding			$ 821
Retroactive application of recapitalization
Options Outstanding
Options outstanding at beginning of period (in shares)		995,215
Options outstanding at end of period (in shares)			995,215
Weighted average exercise price
Weighted average exercise price of options outstanding at beginning of period (in USD per share)		$ (0.12)
Weighted average exercise price of options outstanding at end of period (in USD per share)			$ (0.12)
Restricted Stock Units
Restricted Stock Units
Units granted (in shares)	3,392,153
Units outstanding at end of period (in shares)	3,392,153
Weighted average grant date fair value per Share
Weighted average grant date fair value per share of units granted (in USD per share)	$ 10.69
Weighted average grant date fair value per share of units outstanding at end of period (in USD per share)	$ 10.69